UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         11/11/2011
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            176

     Form 13F Information Table Value Total:   $     442495
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------

3M Company                              COM           88579Y101     102     1420   SH         Defined      1 2   1420
3M Company                              COM           88579Y101     144     2000   SH           Other                           2000
Abbott Laboratories                     COM           002824100     549    10732   SH         Defined      1 2  10732
Abbott Laboratories                     COM           002824100     468     9160   SH           Other                           9160
Abitibibowater Inc Common New           COM NEW       003687209     225    15000   SH         Defined      1 2  15000
Abitibibowater Inc Common New           COM NEW       003687209     150    10000   SH           Other                          10000
Alexanders Incorporated                 COM           014752109     241      667   SH         Defined      1 2    667
Alza Corp                               SDCV 7/2      02261WAB5      12    13000   SH         Defined      1 2  13000
Amazon Com Inc                          COM           023135106      24      110   SH         Defined      1 2    110
Amazon Com Inc                          COM           023135106     216     1000   SH           Other                           1000
American Express Co.                    COM           025816109      83     1856   SH         Defined      1 2   1856
American Express Co.                    COM           025816109     112     2500   SH           Other                           2500
American International Group Inc.       COM NEW       026874784     326    14833   SH         Defined      1 2  14833
American International Group Inc.       COM NEW       026874784     292    13300   SH           Other                          13300
American Natl Ins Common                COM           028591105     277     4000   SH         Defined      1 2   4000
American Natl Ins Common                COM           028591105     602     8700   SH           Other                           8700
American Tower Corp                     CL A          029912201     150     2795   SH         Defined      1 2   2795
American Tower Corp                     CL A          029912201     377     7000   SH           Other                           7000
Amgen Inc Com                           COM           031162100     440     8000   SH         Defined      1 2   8000
Anadarko Pete Corp Common               COM           032511107     511     8100   SH           Other                           8100
Ansys Inc.                              COM           03662Q105     219     4458   SH         Defined      1 2   4458
Apple Computer Inc                      COM           037833100    4548    11927   SH         Defined      1 2  11927
Apple Computer Inc                      COM           037833100     774     2030   SH           Other                           2030
Arcos Dorados Holdings Inc              SHS CLASS -A  G0457F107     348    15000   SH           Other                          15000
AT & T Inc                              COM           00206R102     312    10937   SH         Defined      1 2  10937
Berkshire Hathaway Class B New          CL B NEW      084670702     355     5000   SH           Other                           5000
Blackrock Inc                           COM           09247X101     228     1540   SH           Other                           1540
Bristol Myers Squibb                    COM           110122108     226     7200   SH           Other                           7200
Buckeye Partners LP                     UNIT LTD PART 118230101   11086   177348   SH         Defined      1 2 177348
Canadian Nat Res Ltd Common             COM           136385101     521    17800   SH           Other                          17800
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108    6572   244853   SH         Defined      1 2 244853
Chevron Corp                            COM           166764100    1285    13883   SH         Defined      1 2  13883
Chipotle Mexican Grill                  COM           169656105     303     1000   SH           Other                           1000
Cigna Corp.                             COM           125509109     242     5775   SH         Defined      1 2   5775
CNA Finl Corp Common                    COM           126117100     382    17000   SH         Defined      1 2  17000
CNA Finl Corp Common                    COM           126117100     553    24600   SH           Other                          24600
Coca-cola Co Com                        COM           191216100     559     8273   SH         Defined      1 2   8273
Colgate Palmolive Co Com                COM           194162103     222     2500   SH           Other                           2500
Conoco Phillips                         COM           20825C104     719    11358   SH         Defined      1 2  11358
Consolidated Edison Inc                 COM           209115104     527     9236   SH         Defined      1 2   9236
Constellation Energy Group              COM           210371100     381    10000   SH         Defined      1 2  10000
Constellation Energy Group              COM           210371100    1104    29000   SH           Other                          29000
Costco Wholesale Corp.                  COM           22160K105     272     3311   SH         Defined      1 2   3311
Dillards Inc Class A                    CL A          254067101     465    10700   SH           Other                          10700
E I Du Pont De Nemours And Co.          COM           263534109     208     5195   SH         Defined      1 2   5195
Eaton Corporation Com                   COM           278058102     335     9300   SH           Other                           9300
Ecolab Inc Com                          COM           278865100     244     5000   SH           Other                           5000
EGShares Emerging Markets Consumer      EGS EMK ETF   268461779   10660   536230   SH         Defined      1 2 536230
El Paso Pipeline Partners L P           COM UNIT LPI  283702108   14089   397214   SH         Defined      1 2 397214
Enbridge Energy Partners, L.P.          COM           29250R106    9387   341730   SH         Defined      1 2 341730
Energy Transfer Equity L P              COM UT LT PTN 29273V100    6829   196361   SH         Defined      1 2 196361
Enterprise Products Partners LP         COM           293792107   13384   333343   SH         Defined      1 2 333343
Ev Energy Partners, LP                  COM UNITS     26926V107    4258    59401   SH         Defined      1 2  59401
Everest Re Group Ltd                    COM           G3223R108     635     8000   SH         Defined      1 2   8000
Everest Re Group Ltd                    COM           G3223R108     238     3000   SH           Other                           3000
Exxon Mobil Corp                        COM           30231G102    3304    45497   SH         Defined      1 2  45497
Fedex Corp Com                          COM           31428X106     162     2400   SH         Defined      1 2   2400
Fedex Corp Com                          COM           31428X106     546     8065   SH           Other                           8065
Fiserv Inc.                             COM           337738108     518    10200   SH           Other                          10000
Freeport-mcmoran Copper & Gld Inc Cl B  COM           35671D857     118     3868   SH         Defined      1 2   3868
Freeport-mcmoran Copper & Gld Inc Cl B  COM           35671D857     183     6000   SH           Other                           6000
General Electric                        COM           369604103    1153    75760   SH         Defined      1 2  75760
General Electric                        COM           369604103       8      500   SH           Other                            500
Genon Energy Inc Common                 COM           37244E107     487   175241   SH         Defined      1 2 175241
Genon Energy Inc Common                 COM           37244E107     464   167000   SH           Other                         167000
Goldman Sachs Group                     COM           38141G104      10      110   SH         Defined      1 2    110
Goldman Sachs Group                     COM           38141G104     293     3100   SH           Other                           3100
Google Inc-Cl A                         CL A          38259P508      78      151   SH         Defined      1 2    151
Google Inc-Cl A                         CL A          38259P508     471      915   SH           Other                            915
Guggenheim Frontier Mkts Etf            GUGG FR MKT   18383Q838     461    25330   SH         Defined      1 2  25330
Hospira Inc.                            COM           441060100      25      663   SH         Defined      1 2    663
Hospira Inc.                            COM           441060100     374    10100   SH           Other                          10100
Hugoton Royalty Tr                      UNIT BEN INT  444717102    3561   167318   SH         Defined          167318
Illinois Tool Wks Inc Com               COM           452308109     394     9482   SH         Defined      1 2   9482
Ingram Micro Inc.                       CL A          457153104     548    34000   SH         Defined      1 2  34000
Ingram Micro Inc.                       CL A          457153104     629    39000   SH           Other                          39000
Intel Corporation                       COM           458140100     594    27857   SH         Defined      1 2  27857
Intel Corporation                       COM           458140100     431    20200   SH           Other                          20200
International Business Machines Corp.   COM           459200101     739     4226   SH         Defined      1 2   4226
International Business Machines Corp.   COM           459200101     706     4040   SH           Other                           4040
iShares Barclay's 1-3 Year Treasury Bd  BARCLYS 1-3 Y 464287457    9114   107773   SH         Defined      1 2 107773
iShares Dow Jones US Technology         DJ US TCH SEC 464287721   14262   241156   SH         Defined      1 2 241156
iShares MSCI Canada Index               MSCI CDA IDX  464286509    5617   220370   SH         Defined      1 2 220370
iShares S & P Europe Index              S&P EURO PLUS 464287861     796    24992   SH         Defined      1 2  24992
iShares S&P 500 Growth Index Fund       S&P500 GRW    464287309   12014   196171   SH         Defined      1 2 196171
Jetblue Airways Corporation             COM           477143101     442   108000   SH         Defined      1 2 108000
Jetblue Airways Corporation             COM           477143101     409   100000   SH           Other                         100000
Johnson & Johnson                       COM           478160104    2332    36611   SH         Defined      1 2  36611
Johnson & Johnson                       COM           478160104     513     8050   SH           Other                           8050
JPMorgan Alerian MLP ETN                ALERIAN ML ET 46625H365   21494   631248   SH         Defined      1 2 631248
Jpmorgan Chase & Co                     COM           46625H100     305    10118   SH         Defined      1 2  10118
Jpmorgan Chase & Co                     COM           46625H100     459    15250   SH           Other                          15250
Kayne Anderson Energy Development Co    COM           48660Q102    2111   108360   SH         Defined      1 2 108360
Kayne Anderson MLP Investment Co.       COM           486606106    2922   105035   SH         Defined      1 2  105035
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106     476    56000   SH         Defined      1 2  56000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106     281    33100   SH           Other                          33100
Kraft Foods Inc.                        CL A          50075N104     116     3465   SH         Defined      1 2   3465
Magellan Midstream Partners LP          COM UNIT  LP  559080106   11256   186363   SH         Defined      1 2 186363
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605   15092   349098   SH         Defined      1 2 349098
Market Vectors Gold Miners ETF          GOLD MINR ETF 57060U100   20594   373151   SH         Defined      1 2 373151
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738     852    34010   SH         Defined      1 2  34010
Mastercard Inc Class A                  CL A          57636Q104     476     1500   SH           Other                           1500
McDonalds Corp Com                      COM           580135101     451     5135   SH         Defined      1 2   5135
McDonalds Corp Com                      COM           580135101      22      250   SH           Other                            250
Merck & Co. New                         COM           58933Y105     254     7758   SH         Defined      1 2   7758
Mi Devs Inc Common                      COM           55304X104     611    23000   SH         Defined      1 2  23000
Mi Devs Inc Common                      COM           55304X104     353    13300   SH           Other                          13300
Micron Technology Inc Com               COM           595112103     252    50000   SH         Defined      1 2  50000
Micron Technology Inc Com               COM           595112103     446    88400   SH           Other                          88400
Microsoft Corp.                         COM           594918104     693    27848   SH         Defined      1 2  27848
Microsoft Corp.                         COM           594918104     373    15000   SH           Other                          15000
Montpelier Re Holdings Ltd Shs          SHS           G62185106     389    22000   SH           Other                          22000
National Oilwell Varco Inc Common       COM           637071101     310     6050   SH           Other                           6050
Nextera Energy Inc Common New           COM           65339F101     123     2269   SH         Defined      1 2   2269
Nextera Energy Inc Common New           COM           65339F101     173     3200   SH           Other                           3200
Norfolk Southern Corp                   COM           655844108      26      425   SH         Defined      1 2    425
Norfolk Southern Corp                   COM           655844108     183     3000   SH           Other                           3000
Novartis Ag Sponsored Adr               SPNSRED ADR   66987V109     452     8100   SH           Other                           8100
Nustar Energy L.P.                      UNIT COM      67058H102    8006   153128   SH         Defined      1 2 153128
NV Energy, Inc.                         COM           67073Y106     338    23000   SH         Defined      1 2  23000
NV Energy, Inc.                         COM           67073Y106     456    31000   SH           Other                          31000
Occidental Petroleum Corp               COM           674599105      40      560   SH         Defined      1 2    560
Occidental Petroleum Corp               COM           674599105     358     5000   SH           Other                           5000
Oil Services HOLDRS Trust               DEPOSTRY RCPT 678002106     775     7514   SH         Defined      1 2   7514
Oneok Partners LP                       UNIT LTD PTN  68268N103   10612   227620   SH         Defined      1 2 227620
Oracle Corp Com                         COM           68389X105     256     8901   SH         Defined      1 2   8901
Oracle Corp Com                         COM           68389X105     172     6000   SH           Other                           6000
Pepsico Inc.                            COM           713448108     343     5546   SH         Defined      1 2   5546
Pepsico Inc.                            COM           713448108     155     2500   SH           Other                           2500
Permian Basin Royalty Trust             UNIT BEN INT  714236106    1878    91772   SH         Defined      1 2  91772
Pfizer Inc.                             COM           717081103     333    18820   SH         Defined      1 2  18820
Pfizer Inc.                             COM           717081103     265    15000   SH           Other                          15000
Phillip Morris International, Inc.      COM           718172109     433     6937   SH         Defined      1 2   6937
Pioneer Southwest Energy LP             UNIT LP INT   72388B106    5187   214621   SH         Defined      1 2 214621
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105   10821   183663   SH         Defined      1 2 183663
Potash Corp Sask Inc                    COM           73755L107     338     7820   SH         Defined      1 2   7820
Powershares DB US Dlr Idx Bullish Fd LP DOLL IDX BULL 73936D107     328    14702   SH         Defined      1 2  14702
Praxair                                 COM           74005P104     271     2896   SH         Defined      1 2   2896
Procter & Gamble Co.                    COM           742718109    1739    27517   SH         Defined      1 2  27517
Procter & Gamble Co.                    COM           742718109     316     5000   SH           Other                           5000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849    1607    49983   SH         Defined      1 2  49983
ProShares Ultrashort Russell 2000       PSH ULSHR2000 74348A202    5895   101000   SH         Defined      1 2 101000
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206     281     4566   SH         Defined      1 2   4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105    3247   141375   SH         Defined      1 2 141375
Sanmina-sci Corp Common New             COM NEW       800907206     160    24000   SH         Defined      1 2  24000
Sanmina-sci Corp Common New             COM NEW       800907206     147    22000   SH           Other                          22000
Schein Henry Inc Common                 COM           806407102     254     4100   SH           Other                           4100
Schlumberger Limited                    COM           806857108     138     2303   SH         Defined      1 2   2303
Schlumberger Limited                    COM           806857108     604    10120   SH           Other                          10120
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506   13487   230509   SH         Defined      1 2 230509
Select Sector SPDR: Consumer Staples    SBI CNS STPLS 81369Y308    8126   273960   SH         Defined      1 2 273960
Siemens A.g. Sponsored Adr              SPNSRED ADR   826197501     314     3500   SH           Other                           3500
SPDR Gold Trust                         GOLD SHS      78463V107   95079   601540   SH         Defined      1 2 601540
SPDR Gold Trust                         GOLD SHS      78463V107       5       30   SH           Other                             30
Targa Resources Partners LP             COM UNIT      87611X105    5233   159165   SH         Defined      1 2 159165
Tiffany and Co.                         COM           886547108     304     5000   SH           Other                           5000
Toyota Mtr Copr                         SP ADR RP2CM  892331307     819    12000   SH         Defined      1 2  12000
United Technologies Co                  COM           913017109     505     7178   SH         Defined      1 2   7178
United Technologies Co                  COM           913017109     352     5000   SH           Other                           5000
Unum Group Common                       COM           91529Y106     472    22500   SH         Defined      1 2  22500
Unum Group Common                       COM           91529Y106     566    27000   SH           Other                          27000
Vanguard Natural Resources LLC          COM UNIT      92205F106    3801   145686   SH         Defined      1 2 145686
Vanguard World Funds Vanguard Enrgy Etf ENERGY ETF    92204A306    3593    41615   SH         Defined      1 2  41615
Verizon Communications                  COM           92343V104     268     7274   SH         Defined      1 2   7274
Vodafone Group Plc New                  SPNS ADR NEW  92857W209      28     1082   SH         Defined      1 2   1082
Vodafone Group Plc New                  SPNS ADR NEW  92857W209     385    15000   SH           Other                          15000
Vornado Rlty Tr Common                  SH BEN INT    929042109     258     3460   SH         Defined      1 2   3460
Vornado Rlty Tr Common                  SH BEN INT    929042109     304     4075   SH           Other                           4075
Walmart Stores Inc.                     COM           931142103     203     3914   SH         Defined      1 2   3914
Walt Disney Co.                         COM DISNEY    254687106     264     8765   SH         Defined      1 2   8765
Walt Disney Co.                         COM DISNEY    254687106     457    15150   SH           Other                          15150
Western Gas Partners L.P.               COM UT LP IN  958254104    5074   150251   SH         Defined      1 2 150251
Williams Partners Common Unit LP        COM UNIT L P  96950F104    4101    75612   SH         Defined      1 2  75612
Wisdomtree Tr Japan Hedged Equity Fund  JP TOTAL DIV  97717W851     608    18698   SH         Defined      1 2  18698
Yamana Gold Inc.                        COM           98462Y100     505    37000   SH         Defined      1 2  37000
Yamana Gold Inc.                        COM           98462Y100     560    41000   SH           Other                          41000




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